Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 179,352,379	$ 156,759,731
Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	40,144	17,084
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2,577,661	0
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	10,684,861	11,301,477
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	155,947,347	133,578,392
Collective investment trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	10,102,366	11,862,778
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	169,250,013	144,896,953
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	40,144	17,084
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2,577,661
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	10,684,861	11,301,477
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	155,947,347	133,578,392
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	169,250,013	144,896,953
Level 1 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	40,144	17,084
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2,577,661
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	10,684,861	11,301,477
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	155,947,347	133,578,392
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
NAV | Collective investment trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 10,102,366	$ 11,862,778